Share-based compensation expenses (Tables)	12 Months Ended
Dec. 31, 2023
Share-based compensation expenses
Schedule of share-based compensation expenses included in each of the relevant accounts

	For the Year
	Ended
	December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Cost of operation	218	94	23	3
Sales and marketing expenses	(543)	872	743	105
Research and development expenses	2,250	1,793	920	130
General and administrative expenses	15,432	3,819	2,620	368
Total	17,357	6,578	4,306	606

Global Share Plan
Share-based compensation expenses
Schedule of activities of share options

		Weighted	Aggregate	Weighted average
		average	intrinsic	remaining
	Number of	exercise prices	Value	contractual
	shares	US$/Share	US$	years
Outstanding as of January 1, 2021	7,505,477	0.28	176	5.53
Forfeited during the year	(45,227)	0.29	—	—
Outstanding as of December 31, 2021	7,460,250	0.24	26	4.52
Forfeited during the year	(420)	0.56	—	—
Exercised during the year	(99,500)	0.05	—	—
Outstanding as of December 31, 2022	7,360,330	0.24	54	3.55
Exercised during the year	(39,500)	0.04	—	—
Outstanding as of December 31, 2023	7,320,830	0.25	22	2.64

2017 Share Incentive Plan
Share-based compensation expenses
Schedule of activities of share options

		Weighted	Aggregate	Weighted average
		average	intrinsic	remaining
	Number of	exercise prices	Value	contractual
	shares	US$/Share	US$	years
Outstanding as of January 1, 2021	18,933,057	0.01	2,688	8.25
Granted during the year	8,210,850	0.01	—	—
Forfeited during the year	(1,655,252)	0.01	—	—
Exercised during the year	(50,000)	0.01	—	—
Outstanding as of December 31, 2021	25,438,655	0.01	1,056	8.05
Granted during the year	8,320,522	0.01	—	—
Forfeited during the year	(714,450)	0.01	—	—
Exercised during the year	(603,464)	0.01	—	—
Outstanding as of December 31, 2022	32,441,263	0.01	2,255	7.65
Granted during the year	5,970,200	0.01	—	—
Forfeited during the year	(1,175,184)	0.01	—	—
Exercised during the year	(268,320)	0.01	—	—
Outstanding as of December 31, 2023	36,967,959	0.01	1,442	7.06